Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (Item 402(v)), we are providing the following information about the relationship between executive “compensation actually paid” (CAP), as computed in accordance with Item 402(v), and the financial performance of our company. For further information concerning our compensation philosophy and how we align executive compensation with our performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)		(g)	(h)
							Value of Initial Fixed $100 Investment Based on:
Year	SCT Total for PEO (Kean)(1)	SCT Total for PEO (Dang)(1)	Comp-ensation Actually Paid to PEO (Kean)(2)	Comp-ensation Actually Paid to PEO (Dang)(2)	Average SCT Total for Non-PEO NEOs(3)	Average Compensa-tion Actually Paid to Non-PEO NEOs(4)	Total Share-holder Return(5)	Peer Group Total Share-holder Return(6)	Net Income (In Millions)(7)	DCF per share(8)
2025	—	$12,331,566	—	$14,282,847	$4,016,566	$4,412,955	$268.96	$291.00	$3,160	$2.42
2024	—	$11,534,182	—	$26,819,758	$3,748,608	$7,834,423	$177.77	$212.45	$2,720	$2.19
2023	$9,414	$12,405,510	$487,432	$13,412,479	$4,824,032	$5,057,386	$108.12	$147.00	$2,486	$2.10
2022	$1,462	—	$3,423,955	—	$3,942,132	$5,228,245	$103.86	$128.92	$2,625	$2.19
2021	$18,000,259	—	$20,979,641	—	$3,515,379	$4,479,563	$85.67	$106.08	$1,850	$2.40
______________________________
(1)Compensation of Mr. Kean, who served as our CEO until August 1, 2023, is reflected in the first columns (b) and (c), and compensation of Ms. Dang, who served as our President until July 31, 2023 and as our CEO beginning August 1, 2023, is reflected in the second columns (b) and (c). The dollar amounts reported in each column (b) are the amounts of total compensation reported for Ms. Dang and, during his tenure, Mr. Kean, based on their respective service as our CEO (or “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) included in the applicable proxy statement for the years represented. For amounts reported for Ms. Dang, with respect to 2023-2025, see “Executive Compensation—2025 Summary Compensation Table.”
(2)The dollar amounts reported in each column (c) represent the CAP to Mr. Kean and Ms. Dang, respectively. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Kean or Ms. Dang during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to the compensation of Mr. Kean and Ms. Dang as reported in the “Total” column of the Summary Compensation Table for each year in which he or she, respectively, served as our CEO, to determine the CAP for such year:

Name	Year	SCT Total for PEO	Deduction of Reported Value of Equity Awards(a)	Addition of Equity Award Adjustments(b)	Deduction of Reported Change in the Actuarial PV of Pension Benefits(c)	Addition of Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
Ms. Dang	2025	$12,331,566	$(11,750,027)	$13,730,433	$(40,962)	$11,837	$14,282,847
Ms. Dang	2024	$11,534,182	$(11,000,015)	$26,291,017	$(16,917)	$11,491	$26,819,758
Ms. Dang	2023	$12,405,510	$(11,000,016)	$12,037,488	$(40,917)	$10,414	$13,412,479
Mr. Kean	2023	$9,414	$—	$486,835	$(9,413)	$596	$487,432
Mr. Kean	2022	$1,462	$—	$3,423,298	$(1,461)	$656	$3,423,955
Mr. Kean	2021	$18,000,259	$(18,000,005)	$20,978,946	$(253)	$694	$20,979,641
______________________________
(a)The grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year are deducted from the “Total” as reported in the Summary Compensation Table.
(b)The equity award adjustments for each year presented include the addition (or subtraction, as applicable) of the following:
(i)    the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)     the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)     for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and
(iv)     the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The amounts deducted or added in calculating the equity award adjustments for Mr. Kean and Ms. Dang, as applicable, are as follows:

Name	Year	Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Equity Award Adjustments
Ms. Dang	2025	$11,560,782	$106,205	$190,642	$1,872,804	$13,730,433
Ms. Dang	2024	$14,891,325	$9,032,158	$799,084	$1,568,450	$26,291,017
Ms. Dang	2023	$11,229,183	$(227,839)	$(73,559)	$1,109,703	$12,037,488
Mr. Kean	2023	$—	$—	$(381,225)	$868,060	$486,835
Mr. Kean	2022	$—	$2,287,350	$—	$1,135,948	$3,423,298
Mr. Kean	2021	$16,341,161	$—	$3,355,569	$1,282,216	$20,978,946
(c)Amounts reported in “Change in Pension Value” column of the Summary Compensation Table for each applicable year. In accordance with Item 402(v), this amount is excluded from the calculation of CAP as appropriate.
(d)Pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by the named executive officer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment or initiation during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (clause (ii) of the prior sentence) for any of the years shown.
(3)The dollar amounts reported in column (d) represent the average amounts reported in the “Total” column of the Summary Compensation Table for our Non-PEO named executive officers (Non-PEO NEOs) as a group in each applicable year. The names of the Non-PEO NEOs are: (i) for 2024 and 2025, Messrs. Michels, Mody, Sanders and Schlosser; (ii) for 2023, Messrs. Martin, Holland, Michels and Sanders; and (iii) for 2020-2022, Ms. Dang and Messrs. Holland, Michels and Sanders.
(4)The dollar amounts reported in column (e) represent the average CAP to the Non-PEO NEOs as a group computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned or received by the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the Non-PEO NEOs as a group to determine the average CAP, using the same methodology as described above in note (2):

Year	Average Reported SCT Total for Non-PEO NEOs	Deduction of Average Reported Value of Equity Awards	Addition of Average Equity Award Adjustments (a)	Deduction of Average Reported Change in the Actuarial Present Value of Pension Benefits	Addition of Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$4,016,566	$(2,562,517)	$2,985,412	$(38,472)	$11,966	$4,412,955
2024	$3,748,608	$(2,400,017)	$6,489,476	$(15,624)	$11,980	$7,834,423
2023	$4,824,032	$(3,450,008)	$3,708,643	$(35,697)	$10,416	$5,057,386
2022	$3,942,132	$(2,562,508)	$3,840,097	$(3,047)	$11,571	$5,228,245
2021	$3,515,379	$(2,062,504)	$3,022,591	$(7,212)	$11,309	$4,479,563
(a)The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Average Equity Award Adjustments
2025	$2,521,245	$18,453	$58,939	$386,775	$2,985,412
2024	$3,100,755	$2,798,531	$167,183	$423,007	$6,489,476
2023	$3,371,524	$(60,123)	$(2,597)	$399,839	$3,708,643
2022	$2,676,495	$521,388	$217,052	$425,162	$3,840,097
2021	$1,872,428	$478,958	$283,128	$388,077	$3,022,591
(b)Average pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by the Non-PEO NEOs (averaged) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment or initiation during the applicable year (averaged) that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (clause (ii) of the prior sentence) for any of the years shown.
(5)The dollar amounts reported assume that the value of the investment in our common stock was $100 at December 31, 2020, and that all dividends were reinvested. The cumulative total return to our stockholders was calculated using the closing price of our common stock on December 31, 2020 (the last trading day of 2020) of $13.67. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period; by the share price at the beginning of the measurement period.
(6)The dollar amounts reported represent the weighted peer group TSR using the same valuation approach as described in footnote (5) above, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Alerian Midstream Energy Index.
(7)The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)See “Appendix A—Non-GAAP Financial Measures” for an explanation of the definition of DCF per share.
Financial Performance Measures
As described in greater detail in “—Compensation Discussion and Analysis” above, our executive compensation program reflects a variable pay-for-performance philosophy. The metrics we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the long-term value of our company for the benefit of our investors and other stakeholders. The most important financial performance measures we used to link executive compensation actually paid to the company’s named executive officers to the company’s performance, for the most recently completed fiscal year, are as follows:
DCF per share
Consolidated Leverage Ratio
Segment EBDA (applicable to business segment Presidents)
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program focuses on incentive-based compensation by paying base salaries that are below market and allocating a substantial majority of our executives’ total compensation to annual performance-based cash bonuses and long-term incentive equity awards in the form of RSUs, generally with three-year vesting periods. While we use several performance measures to align executive compensation with company performance, not all those measures are presented in the Pay versus Performance table. Moreover, we do not specifically align the company’s performance measures with CAP (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Analysis of CEO Compensation
Our CEO, Ms. Dang, has waived her participation in our annual bonus program for all periods in which she served as CEO, and our prior CEO, Mr. Kean, received a base salary of $1 per year and no annual cash bonus during his service as CEO. As a result of these arrangements, the compensation of these executives is largely in the form of equity awards. With respect to Ms. Dang, who began her service as CEO in 2023, the increase in her CAP over her tenure is generally directionally aligned with increases in our cumulative TSR, net income and DCF per share except for 2025. Because Ms. Dang has waived participation in our annual cash bonus program, a greater proportion of her total compensation opportunity consists of long-term incentive compensation in the form of RSUs. As a result, changes in her year-over-year CAP are primarily due to changes in KMI’s stock price during the years being compared. Stock price changes during the year are heavily weighted in the CAP computation required under Item 402(v) due to its annual re-valuation of all unvested equity awards outstanding at year-end. Ms. Dang’s 2025 CAP is lower than her 2024 CAP because KMI’s stock price increased by approximately 50% in 2024 and increased only slightly in 2025. With respect to our former CEO, Mr. Kean, the CAP calculation is not aligned with our cumulative TSR, net income or our DCF per share over the time period presented in the table due to the multi-year incentive equity award granted to Mr. Kean in 2021, his election to receive $1 in base salary and his waiver of participation in our annual cash bonus program in all years presented.
Compensation Actually Paid and Cumulative TSR
The average CAP for our Non-PEO NEOs as a group is generally directionally aligned with our cumulative TSR over the periods presented in the table except for 2025. However, this relationship is not based on performance targets used in our compensation program; rather, it results from the substantial portion of total compensation opportunity being long-term incentive compensation in the form of RSUs and changes in KMI’s stock price from year to year, which are heavily weighted in the CAP computation required under Item 402(v) as discussed above. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” we believe that performance targets should reward efforts to preserve and enhance the long-term value of our company and emphasize performance that is reasonably within our executives’ control, unlike measures such as TSR, which can be influenced by significant factors outside our executives’ control and may encourage behavior that is potentially adverse to long-term stockholder value.
Compensation Actually Paid and Net Income
The average CAP for our Non-PEO NEOs as a group is generally aligned with our net income over the period presented in the table except for 2025. However, we do not use net income as a performance measure in the overall executive compensation program because net income is impacted by non-cash items that may not be reflective of our performance; rather, we use DCF per share as our primary financial performance metric for compensation purposes, as discussed below.
Compensation Actually Paid and DCF per share
Alignment of the average CAP to our Non-PEO NEOs as a group with our DCF per share over the periods presented in the table is weak due to changes in KMI’s stock price from year to year, which are heavily weighted in the CAP computation required under Item 402(v) as discussed above. In addition, compensation actually paid for 2021 reflects normalized short-term incentive compensation relative to our DCF per share for 2021. Our DCF per share for 2021 was significantly higher than budgeted due to the impact of Winter Storm Uri, which we considered largely non-recurring. As discussed further in “Executive Compensation – Compensation Discussion and Analysis,” the Compensation Committee sets a DCF per share target as the financial performance target for compensation awarded under our Annual Incentive Plan. In addition, we make long-term incentive equity awards to our named executive officers in the form of RSUs that are cliff-vested subject to a performance-based vesting condition, which is typically an achievable DCF per share target.
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Our cumulative TSR over the five-year period presented in the table was 169%, while the cumulative TSR of the peer group presented for this purpose, the Alerian Midstream Energy Index, was 191% over such period. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” we believe that performance targets should reward efforts to preserve and enhance the long-term value of our company and emphasize performance that is reasonably within our executives’ control, unlike measures such as TSR, which can be influenced by significant factors outside our executives’ control and may encourage behavior that is potentially adverse to long-term stockholder value.

Company Selected Measure Name	DCF per share
Named Executive Officers, Footnote	Compensation of Mr. Kean, who served as our CEO until August 1, 2023, is reflected in the first columns (b) and (c), and compensation of Ms. Dang, who served as our President until July 31, 2023 and as our CEO beginning August 1, 2023, is reflected in the second columns (b) and (c). The dollar amounts reported in each column (b) are the amounts of total compensation reported for Ms. Dang and, during his tenure, Mr. Kean, based on their respective service as our CEO (or “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table (SCT) included in the applicable proxy statement for the years represented. For amounts reported for Ms. Dang, with respect to 2023-2025, see “Executive Compensation—2025 Summary Compensation Table.”The dollar amounts reported in column (d) represent the average amounts reported in the “Total” column of the Summary Compensation Table for our Non-PEO named executive officers (Non-PEO NEOs) as a group in each applicable year. The names of the Non-PEO NEOs are: (i) for 2024 and 2025, Messrs. Michels, Mody, Sanders and Schlosser; (ii) for 2023, Messrs. Martin, Holland, Michels and Sanders; and (iii) for 2020-2022, Ms. Dang and Messrs. Holland, Michels and Sanders.
Peer Group Issuers, Footnote	The dollar amounts reported represent the weighted peer group TSR using the same valuation approach as described in footnote (5) above, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Alerian Midstream Energy Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in each column (c) represent the CAP to Mr. Kean and Ms. Dang, respectively. The dollar amounts do not reflect the actual amount of compensation earned or received by Mr. Kean or Ms. Dang during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to the compensation of Mr. Kean and Ms. Dang as reported in the “Total” column of the Summary Compensation Table for each year in which he or she, respectively, served as our CEO, to determine the CAP for such year:

Name	Year	SCT Total for PEO	Deduction of Reported Value of Equity Awards(a)	Addition of Equity Award Adjustments(b)	Deduction of Reported Change in the Actuarial PV of Pension Benefits(c)	Addition of Pension Benefit Adjustments(d)	Compensation Actually Paid to PEO
Ms. Dang	2025	$12,331,566	$(11,750,027)	$13,730,433	$(40,962)	$11,837	$14,282,847
Ms. Dang	2024	$11,534,182	$(11,000,015)	$26,291,017	$(16,917)	$11,491	$26,819,758
Ms. Dang	2023	$12,405,510	$(11,000,016)	$12,037,488	$(40,917)	$10,414	$13,412,479
Mr. Kean	2023	$9,414	$—	$486,835	$(9,413)	$596	$487,432
Mr. Kean	2022	$1,462	$—	$3,423,298	$(1,461)	$656	$3,423,955
Mr. Kean	2021	$18,000,259	$(18,000,005)	$20,978,946	$(253)	$694	$20,979,641
______________________________
(a)The grant date fair value of equity awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year are deducted from the “Total” as reported in the Summary Compensation Table.
(b)The equity award adjustments for each year presented include the addition (or subtraction, as applicable) of the following:
(i)    the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii)     the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)     for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and
(iv)     the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The amounts deducted or added in calculating the equity award adjustments for Mr. Kean and Ms. Dang, as applicable, are as follows:

Name	Year	Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Equity Award Adjustments
Ms. Dang	2025	$11,560,782	$106,205	$190,642	$1,872,804	$13,730,433
Ms. Dang	2024	$14,891,325	$9,032,158	$799,084	$1,568,450	$26,291,017
Ms. Dang	2023	$11,229,183	$(227,839)	$(73,559)	$1,109,703	$12,037,488
Mr. Kean	2023	$—	$—	$(381,225)	$868,060	$486,835
Mr. Kean	2022	$—	$2,287,350	$—	$1,135,948	$3,423,298
Mr. Kean	2021	$16,341,161	$—	$3,355,569	$1,282,216	$20,978,946
(c)Amounts reported in “Change in Pension Value” column of the Summary Compensation Table for each applicable year. In accordance with Item 402(v), this amount is excluded from the calculation of CAP as appropriate.
	(d)Pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by the named executive officer during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment or initiation during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (clause (ii) of the prior sentence) for any of the years shown.
Non-PEO NEO Average Total Compensation Amount	$ 4,016,566	$ 3,748,608	$ 4,824,032	$ 3,942,132	$ 3,515,379
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,412,955	7,834,423	5,057,386	5,228,245	4,479,563
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average CAP to the Non-PEO NEOs as a group computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned or received by the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the Non-PEO NEOs as a group to determine the average CAP, using the same methodology as described above in note (2):

Year	Average Reported SCT Total for Non-PEO NEOs	Deduction of Average Reported Value of Equity Awards	Addition of Average Equity Award Adjustments (a)	Deduction of Average Reported Change in the Actuarial Present Value of Pension Benefits	Addition of Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$4,016,566	$(2,562,517)	$2,985,412	$(38,472)	$11,966	$4,412,955
2024	$3,748,608	$(2,400,017)	$6,489,476	$(15,624)	$11,980	$7,834,423
2023	$4,824,032	$(3,450,008)	$3,708,643	$(35,697)	$10,416	$5,057,386
2022	$3,942,132	$(2,562,508)	$3,840,097	$(3,047)	$11,571	$5,228,245
2021	$3,515,379	$(2,062,504)	$3,022,591	$(7,212)	$11,309	$4,479,563
(a)The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year End Fair Value of Unvested Equity Awards Granted in Applicable Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividend Equivalents Paid on Unvested Restricted Stock Units	Total Average Equity Award Adjustments
2025	$2,521,245	$18,453	$58,939	$386,775	$2,985,412
2024	$3,100,755	$2,798,531	$167,183	$423,007	$6,489,476
2023	$3,371,524	$(60,123)	$(2,597)	$399,839	$3,708,643
2022	$2,676,495	$521,388	$217,052	$425,162	$3,840,097
2021	$1,872,428	$478,958	$283,128	$388,077	$3,022,591
(b)Average pension benefit adjustments for each year presented are computed as the sum of two components: (i) the actuarially determined service cost for services rendered by the Non-PEO NEOs (averaged) during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment or initiation during the applicable year (averaged) that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, as calculated in accordance with U.S. GAAP. There was no prior service cost (clause (ii) of the prior sentence) for any of the years shown.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
	The average CAP for our Non-PEO NEOs as a group is generally directionally aligned with our cumulative TSR over the periods presented in the table except for 2025. However, this relationship is not based on performance targets used in our compensation program; rather, it results from the substantial portion of total compensation opportunity being long-term incentive compensation in the form of RSUs and changes in KMI’s stock price from year to year, which are heavily weighted in the CAP computation required under Item 402(v) as discussed above. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” we believe that performance targets should reward efforts to preserve and enhance the long-term value of our company and emphasize performance that is reasonably within our executives’ control, unlike measures such as TSR, which can be influenced by significant factors outside our executives’ control and may encourage behavior that is potentially adverse to long-term stockholder value.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The average CAP for our Non-PEO NEOs as a group is generally aligned with our net income over the period presented in the table except for 2025. However, we do not use net income as a performance measure in the overall executive compensation program because net income is impacted by non-cash items that may not be reflective of
	our performance; rather, we use DCF per share as our primary financial performance metric for compensation purposes, as discussed below.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and DCF per share
Alignment of the average CAP to our Non-PEO NEOs as a group with our DCF per share over the periods presented in the table is weak due to changes in KMI’s stock price from year to year, which are heavily weighted in the CAP computation required under Item 402(v) as discussed above. In addition, compensation actually paid for 2021 reflects normalized short-term incentive compensation relative to our DCF per share for 2021. Our DCF per share for 2021 was significantly higher than budgeted due to the impact of Winter Storm Uri, which we considered largely non-recurring. As discussed further in “Executive Compensation – Compensation Discussion and Analysis,” the Compensation Committee sets a DCF per share target as the financial performance target for compensation awarded under our Annual Incentive Plan. In addition, we make long-term incentive equity awards to our named executive officers in the form of RSUs that are cliff-vested subject to a performance-based vesting condition, which is typically an achievable DCF per share target.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Our cumulative TSR over the five-year period presented in the table was 169%, while the cumulative TSR of the peer group presented for this purpose, the Alerian Midstream Energy Index, was 191% over such period. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” we believe that performance targets should reward efforts to preserve and enhance the long-term value of our company and emphasize performance that is reasonably within our executives’ control, unlike measures such as TSR, which can be influenced by significant factors outside our executives’ control and may encourage behavior that is potentially adverse to long-term stockholder value.

Tabular List, Table	DCF per share Consolidated Leverage Ratio Segment EBDA (applicable to business segment Presidents)
Total Shareholder Return Amount	$ 268.96	177.77	108.12	103.86	85.67
Peer Group Total Shareholder Return Amount	291.00	212.45	147.00	128.92	106.08
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 3,160,000,000	$ 2,720,000,000	$ 2,486,000,000	$ 2,625,000,000	$ 1,850,000,000
Company Selected Measure Amount | $ / shares	2.42	2.19	2.10	2.19	2.40
Additional 402(v) Disclosure	The dollar amounts reported assume that the value of the investment in our common stock was $100 at December 31, 2020, and that all dividends were reinvested. The cumulative total return to our stockholders was calculated using the closing price of our common stock on December 31, 2020 (the last trading day of 2020) of $13.67. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period; by the share price at the beginning of the measurement period.
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program focuses on incentive-based compensation by paying base salaries that are below market and allocating a substantial majority of our executives’ total compensation to annual performance-based cash bonuses and long-term incentive equity awards in the form of RSUs, generally with three-year vesting periods. While we use several performance measures to align executive compensation with company performance, not all those measures are presented in the Pay versus Performance table. Moreover, we do not specifically align the company’s performance measures with CAP (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Analysis of CEO Compensation
	Our CEO, Ms. Dang, has waived her participation in our annual bonus program for all periods in which she served as CEO, and our prior CEO, Mr. Kean, received a base salary of $1 per year and no annual cash bonus during his service as CEO. As a result of these arrangements, the compensation of these executives is largely in the form of equity awards. With respect to Ms. Dang, who began her service as CEO in 2023, the increase in her CAP over her tenure is generally directionally aligned with increases in our cumulative TSR, net income and DCF per share except for 2025. Because Ms. Dang has waived participation in our annual cash bonus program, a greater proportion of her total compensation opportunity consists of long-term incentive compensation in the form of RSUs. As a result, changes in her year-over-year CAP are primarily due to changes in KMI’s stock price during the years being compared. Stock price changes during the year are heavily weighted in the CAP computation required under Item 402(v) due to its annual re-valuation of all unvested equity awards outstanding at year-end. Ms. Dang’s 2025 CAP is lower than her 2024 CAP because KMI’s stock price increased by approximately 50% in 2024 and increased only slightly in 2025. With respect to our former CEO, Mr. Kean, the CAP calculation is not aligned with our cumulative TSR, net income or our DCF per share over the time period presented in the table due to the multi-year incentive equity award granted to Mr. Kean in 2021, his election to receive $1 in base salary and his waiver of participation in our annual cash bonus program in all years presented.
Measure:: 1
Pay vs Performance Disclosure
Name	DCF per share
Non-GAAP Measure Description	See “Appendix A—Non-GAAP Financial Measures” for an explanation of the definition of DCF per share.
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Leverage Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Segment EBDA (applicable to business segment Presidents)
Kimberly Dang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,331,566	$ 11,534,182	$ 12,405,510
PEO Actually Paid Compensation Amount	$ 14,282,847	$ 26,819,758	$ 13,412,479
PEO Name	Ms. Dang	Ms. Dang	Ms. Dang
Kimberly Dang [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,962)	$ (16,917)	$ (40,917)
Kimberly Dang [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,837	11,491	10,414
Kimberly Dang [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,730,433	26,291,017	12,037,488
Kimberly Dang [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,750,027)	(11,000,015)	(11,000,016)
Kimberly Dang [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,730,433	26,291,017	12,037,488
Kimberly Dang [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,560,782	14,891,325	11,229,183
Kimberly Dang [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	106,205	9,032,158	(227,839)
Kimberly Dang [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,642	799,084	(73,559)
Kimberly Dang [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,872,804	1,568,450	1,109,703
Steven Kean [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,414	$ 1,462	$ 18,000,259
PEO Actually Paid Compensation Amount			$ 487,432	$ 3,423,955	$ 20,979,641
PEO Name			Mr. Kean	Mr. Kean	Mr. Kean
Steven Kean [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (9,413)	$ (1,461)	$ (253)
Steven Kean [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			596	656	694
Steven Kean [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			486,835	3,423,298	20,978,946
Steven Kean [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(18,000,005)
Steven Kean [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			486,835	3,423,298	20,978,946
Steven Kean [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	16,341,161
Steven Kean [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,287,350	0
Steven Kean [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(381,225)	0	3,355,569
Steven Kean [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			868,060	1,135,948	1,282,216
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,472)	(15,624)	(35,697)	(3,047)	(7,212)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,966	11,980	10,416	11,571	11,309
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,562,517)	(2,400,017)	(3,450,008)	(2,562,508)	(2,062,504)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,985,412	6,489,476	3,708,643	3,840,097	3,022,591
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,521,245	3,100,755	3,371,524	2,676,495	1,872,428
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,453	2,798,531	(60,123)	521,388	478,958
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,939	167,183	(2,597)	217,052	283,128
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 386,775	$ 423,007	$ 399,839	$ 425,162	$ 388,077